Summary of Significant Accounting Policies - Impairment of Long-lived Assets and Value added taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Impairment of Long-lived Assets
Impairment of long-lived assets	¥ 0	¥ 0
Second-hand merchandise
Value added taxes
Value added tax (VAT), one (as a percent)	2.00%
Value added tax (VAT), two (as a percent)	3.00%
Brand new merchandise
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	17.00%
Service revenue
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	6.00%